Investments - CEI's Estimated Revenue and Net Loss (Details) - CAD ($) $ in Thousands	1 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Total revenue				$ 1,765,141	$ 1,546,420
Net loss				(653,601)	(46,739)
Vermilion's ownership		21.00%
Coelacanth Energy Inc
Statement [Line Items]
Total revenue			$ 9,248	18,866
Net loss			$ (7,537)	$ (9,401)
Vermilion's ownership	10.20%		20.80%	20.70%
Vermilion's share of net loss			$ (1,569)	$ (1,946)	$ (1,569)